3. Fair Value of Financial Instruments 2 (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Warrants 1	$ (1,247)	$ (1,548)
Level 1
Warrants 1	0	0
Level 2
Warrants 1	0	0
Level 3
Warrants 1	$ (1,247)	$ (1,548)